Concentration and Risks (Revenue Proportion from Customers Accounted for Over Ten Percent of Total Net Revenues) (Details) (Customer Concentration Risk [Member], Net Revenue [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Yidatong [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	22.00%	26.00%	21.00%
A [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	2.00%	1.00%	10.00%
D [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	11.00%	13.00%	10.00%
F [Member]
Concentration Risk [Line Items]
Percentage of revenue from major customers to total net revenues	8.00%	10.00%	10.00%